Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment, Fair Value and NAV
The following tables present information about the Plan's assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Assets Measured at Fair Value on a Recurring Basis December 31, 2025
	Investment (at Fair Value)	Level 1	Level 2	Level 3

Mutual Funds	$4,779,591	$4,779,591	$—	$—
Company common stock	16,282,470	16,282,470	—	—
Total	21,062,061	$21,062,061	$—	$—

Investments measured at NAV - Common collective trust funds*	46,224,880
End of the year	$67,286,941

	Assets Measured at Fair Value on a Recurring Basis December 31, 2024
	Investment (at Fair Value)	Level 1	Level 2	Level 3

Mutual Funds	$4,452,788	$4,452,788	$—	$—
Company common stock	14,068,090	—	—	14,068,090
Total	18,520,878	$4,452,788	$—	$14,068,090

Investments measured at NAV - Common collective trust funds*	41,812,095
End of the year	$60,332,973

	For the Year Ended December 31,
	2025	2024

Level 3 fair value assets at beginning of period	$14,068,090	$11,237,600
Transfer to Level 1	(14,068,090)	—
Changes in balances and fair value	—	2,830,490
Level 3 fair value assets at end of period	$—	$14,068,090
The following tables set forth additional fair value measurement of investments in certain entities that calculate NAV per share (or its equivalent) as of December 31:

	2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice

Common collective trust funds	$46,224,880	$—	Daily	0-30 days

	2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice

Common collective trust funds	$41,812,095	$—	Daily	0-30 days